Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses And Other Liabilities Current [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Deposits from business partner	228,187	240,727
Fulfillment payable	102,509	78,834
Other tax payable	69,421	95,732
Operating lease liabilities - current	33,509	49,992
Refund liabilities	8,159	28,403
Others	23,338	28,690
Total	465,123	522,378